Common Stock - Schedule of Stock Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses	$ 1,969	$ 958	$ 4,039	$ 1,800	$ 4,913	$ 2,898
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses	841	265	1,450	512	1,340	988
Selling, general and administrative
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses	$ 1,128	$ 693	$ 2,589	$ 1,288	$ 3,573	$ 1,910